Concentration of Credit Risk and Significant Customers (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Concentration of Credit Risk and Significant Customers [Abstract]
Schedule of Concentration Risk Percentage

Total revenues, by percentage, from individual customers representing 10% or more of total revenues in the respective periods were as follows:

	Three Months Ended December 31		Six Months Ended December 31,
	2024	2023	2024	2023
Customer A	*	46.8%	11.4%	41.6%
Customer B	*	53.2%	*	47.4%
Customer C	*	*	*	*
Customer D	*	*	*	*
Customer E	76.2%	*	58.7%	*
Customer F	*	*	*	11.0%
Customer G	*	*	*	*

*	Less than 10% of total

Accounts receivable, by percentage, from individual customers representing 10% or more of accounts receivable are set forth in the following table:

	As of
	December 31, 2024	June 30, 2023
Customer A	*	*
Customer B	*	*
Customer C	*	18.3%
Customer D	*	27.7%
Customer E	80.2%	*
Customer F	*	*
Customer G	11.4%	53.9%

Total revenues, by percentage, from individual customers representing 10% or more of total revenues in the respective periods were as follows:

	Year Ended June 30,
	2024	2023
Customer A	36.2%	92.2%
Customer B	30.5	*
Customer C	17.3	*
Customer D	*	*
Customer E	*	*

*	Less than 10% of total

Accounts receivable, by percentage, from individual customers representing 10% or more of accounts receivable are set forth in the following table:

	As of June 30,
	2024	2023
Customer A	*	94.2%
Customer B	*	*
Customer C	18.3%	*
Customer D	27.7	*
Customer E	53.9	*